UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: __________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Finance of America Structured Securities Trust 2017-HB1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001720834

Central Index Key Number of issuing entity (if applicable): 0001723962

Central Index Key Number of underwriter (if applicable):

Graham Fleming, Chief Administrative Officer

Telephone (949) 275-4476

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G/A. Please see the Schedule Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Finance of America Reverse Funding LLC on November 29, 2017 (the “Original Filing”) and is being filed solely to replace the reports attached to the Original Filing as Exhibit 99.1— Finance of America Reverse LLC – FASST 2017-HB1 Due Diligence Review (the “Executive Summary”) and Exhibit 99.1—Schedule 28 – BPO Ordered (the “BPO Schedule”). The Executive Summary is being replaced to reflect a corrected file name and the BPO Schedule is being replaced to reflect an update to the mortgage loans for which a broker price opinion has not yet been received by the diligence provider. Each of the Executive Summary and the BPO Schedule is hereby replaced in its entirety by the reports filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FINANCE OF AMERICA REVERSE FUNDING LLC

(Depositor)

By:	/s/ Graham Fleming
Name:	Graham Fleming
Title:	Chief Administrative Officer

Date: November 30, 2017